Consolidated Balance Sheet (Parentheticals) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Ordinary shares, par value (in Dollars per share)	$ 0.1
Ordinary shares, shares authorized	390,000
Ordinary shares, shares issued	361,528
Ordinary shares, shares outstanding	303,772
Treasury shares	57,756
Helix Acquisition Corp.
Preference shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preference shares, shares authorized	5,000,000	5,000,000
Preference shares, shares issued
Preference shares, shares outstanding
Class A Ordinary Shares | Helix Acquisition Corp.
Ordinary shares subject to possible redemption	11,500,000	11,500,000
Ordinary shares subject to possible redemption, per share (in Dollars per share)	$ 10	$ 10
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	500,000,000	500,000,000
Ordinary shares, shares issued	430,000	430,000
Ordinary shares, shares outstanding	430,000	430,000
Class B Ordinary Shares | Helix Acquisition Corp.
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	50,000,000	50,000,000
Ordinary shares, shares issued	2,875,000	2,875,000
Ordinary shares, shares outstanding	2,875,000	2,875,000
Series A Preferred Shares
Preference shares, par value (in Dollars per share)	$ 0.1
Preference shares, shares authorized	680,196
Preference shares, shares issued	680,196
Preference shares, shares outstanding	680,196
Liquidation preference (in Dollars)	$ 33.4